Artisan Emerging Markets Debt Opportunities Fund Performance Management - Artisan Emerging Markets Debt Opportunities Fund	Sep. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time. On 2 January 2025, the fair value methodology used to value emerging market debt, as determined by a third party vendor, held by the Fund was changed from using bid pricing to using the midpoint between the bid and ask price. The change resulted in a one-time increase of less than 0.40% in the net asset value for the Fund.Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Bar Chart [Heading]	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	Highest/Lowest Quarter Returns (%) During the time period shown in the bar chart.Highest Quarter5.47December 31, 2023Lowest Quarter-0.80September 30, 2023
Performance Table Heading	Average Annual Total Returns—(For Periods Ended 31 December 2024)
Performance Table Narrative	The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2024. The index information is intended to permit you to compare the Fund’s performance to market performance.After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For Periods Ended 31 December 2024 (%)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.
Performance Table Closing [Text Block]	Updated performance information, including current NAV per share, may be obtained by calling 800.344.1770 or visiting www.artisanpartners.com.
Performance Availability Website Address [Text]	www.artisanpartners.com
Performance Availability Phone [Text]	800.344.1770
Investor
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	5.47%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(0.80%)
Lowest Quarterly Return, Date	Sep. 30, 2023